UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-
01608

Franklin High Income Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT
Franklin High Income
Fund
A Series of Franklin High Income Trust
March 31, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 25
Notes to Financial Statements 29
Shareholder Information 40
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin High Income Fund
This semiannual report for Franklin High Income Fund
covers the period ended March 31, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to earn a high level of current income. Its
secondary goal is to seek capital appreciation to the extent it is possible and consistent with the Fund’s principal goal. The
Fund normally invests predominantly in high yield, lower-
rated debt securities including bonds, notes, debentures,
convertible securities, and senior and subordinated debt
securities. The Fund may also invest in preferred stocks.
Performance Overview
The Fund’s Class A shares posted a +8.35% cumulative
total return for the six months under review. In comparison, the Fund’s primary benchmark, the ICE BofA U.S. High
Yield Constrained Index, which tracks the performance of
U.S. dollar denominated below investment-grade corporate
debt publicly issued in the U.S. domestic market, posted a
+8.69% cumulative total return.
1
You can find more of the
Fund’s performance data in the Performance Summary
beginning on page 3 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Thank you for your continued participation in Franklin
High Income Fund. We look forward to serving your future
investment needs.
Glenn I. Voyles, CFA
Bryant Dieffenbacher, CFA
S. James McGiveran III, CFA, CPA, FRM
Patricia O’Connor, CFA
Portfolio Management Team
Portfolio Composition
3/31/24
% of Total Net
Assets
Corporate Bonds 93.2%
Senior Floating Rate Interests 2.5%
Common Stocks 1.2%
Other
*
0.0%
Short-Term Investments & Other Net Assets 3.1%
*
Rounds to less than 0.1%.
Top 10 Holdings
3/31/24
Company
Industry, Country
% of Total
Net Assets
a a
Mauser Packaging Solutions Holding Co. 1.5%
Containers & Packaging, United States
Tenet Healthcare Corp. 1.4%
Health Care Providers & Services, United States
Martin Midstream Partners LP / Martin
Midstream Finance Corp. 1.2%
Oil, Gas & Consumable Fuels, United States
CCO Holdings LLC / CCO Holdings Capital
Corp. 1.2%
Diversified Telecommunication Services, United
States
CHS/Community Health Systems, Inc. 1.1%
Health Care Providers & Services, United States
Endeavor Energy Resources LP / EER Finance,
Inc. 1.0%
Oil, Gas & Consumable Fuels, United States
Carnival Corp. 1.0%
Hotels, Restaurants & Leisure, United States
GGAM Finance Ltd. 1.0%
Financial Services, Ireland
Civitas Resources, Inc. 1.0%
Oil, Gas & Consumable Fuels, United States
Vistra Operations Co. LLC 1.0%
Electric Utilities, United States
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
12
.
CFA
®
is a trademark owned by CFA Institute.
FRM
®
is a trademark owned by Global Association of Risk Professionals (GARP).

Performance Summary as of March 31, 2024
Franklin High Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/24

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A
4,5
6-Month +8.35% +4.28%
1-Year +11.12% +6.95%
5-Year +23.49% +3.52%
10-Year +40.97% +3.10%
Advisor
6-Month +9.05% +9.05%
1-Year +11.26% +11.26%
5-Year +25.47% +4.64%
10-Year +44.39% +3.74%
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
(with fee
waiver)
(without fee
waiver)
A 5.63% 6.56% 6.55%
Advisor 6.07% 7.08% 7.07%
See page 4 for Performance Summary footnotes.

Franklin High Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default.
Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Fixed income secu-
rities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 01/31/25 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution Rate is calculated by annualizing the most recent distribution amount paid, divided by the NAV as of the date indicated. The Distribution Rate calculation includes income and return of capital, and includes a prorated special distribution in the month it is paid. The Distribution Rate is not guaranteed, subject to change, and is not a quotation of fund performance.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(10/1/23–3/31/24)
Share Class
Net Investment
Income
A $0.0532
A1 $0.0541
C $0.0497
R $0.0510
R6 $0.0561
Advisor $0.0554
Total Annual Operating Expenses
8
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.86% 0.87%
Advisor 0.61% 0.62%

Your Fund’s Expenses
Franklin High Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/23
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1,2
Ending
Account
Value 3/31/24
Expenses
Paid During
Period
10/1/23–3/31/24
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,083.50 $4.41 $1,020.76 $4.28 0.85%
A1 $1,000 $1,083.00 $3.89 $1,021.26 $3.78 0.75%
C $1,000 $1,085.30 $6.50 $1,018.76 $6.29 1.25%
R $1,000 $1,085.20 $5.72 $1,019.51 $5.54 1.10%
R6 $1,000 $1,084.80 $2.66 $1,022.45 $2.58 0.51%
Advisor $1,000 $1,090.50 $3.12 $1,022.01 $3.02 0.60%

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended
September 30,
2023
Year Ended
September 30,
2022
a
Year Ended May 31,
Year Ended
May 31, 2019
b
2022 2021 2020
Class A
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $1.62 $1.54 $1.69 $1.87 $1.72 $1.80 $1.84
Income from investment
operations
c
:
Net investment income
d
. 0.05 0.10 0.03 0.08 0.09 0.09 0.07
Net realized and
unrealized gains (losses) 0.08 0.08 (0.15) (0.17) 0.16 (0.07) (0.03)
Total from investment
operations ............. 0.13 0.18 (0.12) (0.09) 0.25 0.02 0.04
Less distributions from:
Net investment income .. (0.05) (0.10) (0.03) (0.09) (0.10) (0.10) (0.08)
Net asset value, end of
period ................ $1.70 $1.62 $1.54 $1.69 $1.87 $1.72 $1.80
Total return
e
........... 8.35% 12.06% (7.03)% (5.15)% 14.52% 0.88% 2.17%
Ratios to average net
assets
f
Expenses before waiver and
payments by affiliates .... 0.86% 0.86% 0.88% 0.87% 0.86% 0.86% 0.87%
Expenses net of waiver and
payments by affiliates .... 0.85% 0.85%
g
0.87%
g
0.87%
g,h
0.85%
g
0.86%
g,h
0.86%
g
Net investment income ... 6.32% 6.05% 6.02% 4.66% 5.10% 5.19% 5.27%
Supplemental data
Net assets, end of period
(000’s) ............... $801,135 $713,381 $642,620 $689,210 $553,316 $309,844 $182,551
Portfolio turnover rate .... 18.25% 34.60% 4.96% 31.57% 55.37% 38.87% 25.48%
a
For the period June 1, 2022 to September 30, 2022.
b
For the period September 10, 2018 (effective date) to May 31, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended
September 30,
2023
Year Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019
Class A1
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $1.64 $1.56 $1.71 $1.88 $1.73 $1.81 $1.82
Income from investment
operations
b
:
Net investment income
c
. 0.05 0.10 0.03 0.09 0.10 0.10 0.10
Net realized and
unrealized gains (losses) 0.08 0.08 (0.15) (0.17) 0.15 (0.08) (0.01)
Total from investment
operations ............. 0.13 0.18 (0.12) (0.08) 0.25 0.02 0.09
Less distributions from:
Net investment income .. (0.05) (0.10) (0.03) (0.09) (0.10) (0.10) (0.10)
Net asset value, end of
period ................ $1.72 $1.64 $1.56 $1.71 $1.88 $1.73 $1.81
Total return
d
........... 8.30% 12.02% (6.90)% (4.51)% 14.52% 0.95% 5.35%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 0.76% 0.76% 0.78% 0.77% 0.76% 0.76% 0.77%
Expenses net of waiver and
payments by affiliates .... 0.75% 0.75%
f
0.77%
f
0.76%
f
0.76%
f,g
0.76%
f,g
0.76%
f
Net investment income ... 6.42% 6.15% 6.12% 4.74% 5.18% 5.29% 5.37%
Supplemental data
Net assets, end of period
(000’s) ............... $1,293,564 $1,276,764 $1,311,893 $1,483,888 $1,758,443 $1,759,206 $2,054,455
Portfolio turnover rate .... 18.25% 34.60% 4.96% 31.57% 55.37% 38.87% 25.48%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended
September 30,
2023
Year Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019
Class C
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $1.66 $1.58 $1.74 $1.91 $1.76 $1.83 $1.85
Income from investment
operations
b
:
Net investment income
c
. 0.05 0.09 0.03 0.08 0.09 0.09 0.09
Net realized and
unrealized gains (losses) 0.09 0.09 (0.16) (0.17) 0.15 (0.07) (0.01)
Total from investment
operations ............. 0.14 0.18 (0.13) (0.09) 0.24 0.02 0.08
Less distributions from:
Net investment income .. (0.05) (0.10) (0.03) (0.08) (0.09) (0.09) (0.10)
Net asset value, end of
period ................ $1.75 $1.66 $1.58 $1.74 $1.91 $1.76 $1.83
Total return
d
........... 8.53% 11.25% (7.53)% (4.93)% 13.69% 0.99% 4.17%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 1.26% 1.26% 1.28% 1.26% 1.26% 1.26% 1.27%
Expenses net of waiver and
payments by affiliates .... 1.25% 1.25%
f
1.27%
f
1.26%
f,g
1.26%
f,g
1.26%
f,g
1.26%
f
Net investment income ... 5.92% 5.64% 5.63% 4.22% 4.68% 4.79% 4.87%
Supplemental data
Net assets, end of period
(000’s) ............... $76,868 $77,923 $98,923 $119,630 $220,646 $251,930 $304,072
Portfolio turnover rate .... 18.25% 34.60% 4.96% 31.57% 55.37% 38.87% 25.48%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended
September 30,
2023
Year Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019
Class R
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $1.68 $1.59 $1.75 $1.92 $1.77 $1.84 $1.86
Income from investment
operations
b
:
Net investment income
c
. 0.05 0.10 0.03 0.08 0.09 0.09 0.09
Net realized and
unrealized gains (losses) 0.09 0.09 (0.16) (0.17) 0.15 (0.07) (0.01)
Total from investment
operations ............. 0.14 0.19 (0.13) (0.09) 0.24 0.02 0.08
Less distributions from:
Net investment income .. (0.05) (0.10) (0.03) (0.08) (0.09) (0.09) (0.10)
Net asset value, end of
period ................ $1.77 $1.68 $1.59 $1.75 $1.92 $1.77 $1.84
Total return
d
........... 8.52% 12.01% (7.44)% (4.75)% 13.78% 1.14% 4.31%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 1.11% 1.11% 1.13% 1.12% 1.11% 1.11% 1.12%
Expenses net of waiver and
payments by affiliates .... 1.10% 1.10%
f
1.12%
f
1.11%
f
1.11%
f,g
1.11%
f,g
1.11%
f
Net investment income ... 6.07% 5.80% 5.77% 4.39% 4.83% 4.94% 5.02%
Supplemental data
Net assets, end of period
(000’s) ............... $58,926 $57,051 $57,909 $64,250 $74,532 $77,148 $101,783
Portfolio turnover rate .... 18.25% 34.60% 4.96% 31.57% 55.37% 38.87% 25.48%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended
September 30,
2023
Year Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019
Class R6
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $1.63 $1.55 $1.71 $1.88 $1.73 $1.80 $1.82
Income from investment
operations
b
:
Net investment income
c
. 0.06 0.10 0.03 0.09 0.10 0.10 0.10
Net realized and
unrealized gains (losses) 0.08 0.09 (0.16) (0.17) 0.15 (0.07) (0.01)
Total from investment
operations ............. 0.14 0.19 (0.13) (0.08) 0.25 0.03 0.09
Less distributions from:
Net investment income .. (0.06) (0.11) (0.03) (0.09) (0.10) (0.10) (0.11)
Net asset value, end of
period ................ $1.71 $1.63 $1.55 $1.71 $1.88 $1.73 $1.80
Total return
d
........... 8.48% 12.37% (7.42)% (4.24)% 14.82% 1.80% 5.05%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 0.53% 0.53% 0.55% 0.55% 0.54% 0.55% 0.55%
Expenses net of waiver and
payments by affiliates .... 0.51% 0.49%
f
0.50%
f
0.51%
f
0.51%
f
0.50%
f
0.50%
f
Net investment income ... 6.66% 6.42% 6.39% 5.01% 5.39% 5.55% 5.63%
Supplemental data
Net assets, end of period
(000’s) ............... $149,066 $115,142 $90,344 $98,282 $88,257 $66,681 $64,681
Portfolio turnover rate .... 18.25% 34.60% 4.96% 31.57% 55.37% 38.87% 25.48%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2024
(unaudited)
Year Ended
September 30,
2023
Year Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019
Advisor Class
Per share operating
performance
(for a share outstanding
throughout the period)
Net asset value, beginning
of period .............. $1.63 $1.56 $1.71 $1.88 $1.73 $1.81 $1.83
Income from investment
operations
b
:
Net investment income
c
. 0.06 0.10 0.03 0.09 0.10 0.10 0.10
Net realized and
unrealized gains (losses) 0.09 0.08 (0.15) (0.17) 0.15 (0.08) (0.01)
Total from investment
operations ............. 0.15 0.18 (0.12) (0.08) 0.25 0.02 0.09
Less distributions from:
Net investment income .. (0.06) (0.11) (0.03) (0.09) (0.10) (0.10) (0.11)
Net asset value, end of
period ................ $1.72 $1.63 $1.56 $1.71 $1.88 $1.73 $1.81
Total return
d
........... 9.05% 11.52% (6.86)% (4.37)% 14.68% 1.12% 4.92%
Ratios to average net
assets
e
Expenses before waiver and
payments by affiliates .... 0.61% 0.61% 0.63% 0.62% 0.61% 0.61% 0.62%
Expenses net of waiver and
payments by affiliates .... 0.60% 0.60%
f
0.62%
f
0.61%
f
0.61%
f,g
0.61%
f,g
0.61%
f
Net investment income ... 6.58% 6.31% 6.32% 4.89% 5.34% 5.44% 5.52%
Supplemental data
Net assets, end of period
(000’s) ............... $313,500 $295,183 $257,358 $353,786 $341,889 $299,110 $320,010
Portfolio turnover rate .... 18.25% 34.60% 4.96% 31.57% 55.37% 38.87% 25.48%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Schedule of Investments (unaudited), March 31, 2024
Franklin High Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.2%
Independent Power and Renewable Electricity Producers 0.9%
a
Talen Energy Corp. .................................... United States 86,906 $ 8,199,581
a
Talen Energy Corp. .................................... United States 169,744 16,015,346
24,214,927
Metals & Mining 0.1%
Alpha Metallurgical Resources, Inc. ........................ United States 4,346 1,439,265
Oil, Gas & Consumable Fuels 0.2%
a
Amplify Energy Corp. .................................. United States 8,816 58,274
Birch Permian Holdings, Inc. ............................. United States 690,410 6,098,737
California Resources Corp. .............................. United States 1,425 78,517
6,235,528
Specialty Retail 0.0%
a,b
Party City Holdco, Inc. .................................. United States 75 —
Total Common Stocks (Cost $ 28,741,331 ) ......................................
31,889,720
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
California Resources Corp. , 10/27/24 ...................... United States 3,278 64,118
a,b
Canvas Energy, Inc. , 10/01/24 ............................ United States 13 —
a,b
Canvas Energy, Inc. , 10/01/25 ............................ United States 13 —
64,118
Total Warrants (Cost $ – ) ......................................................
64,118
Principal
Amount
*
Corporate Bonds 93.2%
Aerospace & Defense 0.3%
c
TransDigm, Inc. , Senior Secured Note , 144A, 6.625% , 3/01/32 ... United States 7,500,000 7,586,558
Automobile Components 2.2%
c
Adient Global Holdings Ltd. ,
Senior Note , 144A, 8.25% , 4/15/31 ...................... United States 13,100,000 13,834,098
Senior Secured Note , 144A, 7% , 4/15/28 .................. United States 7,900,000 8,079,496
c
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 ... United States 5,400,000 4,716,664
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 19,500,000 17,352,418
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 15,000,000 14,019,966
58,002,642
Automobiles 0.8%
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 22,200,000 21,386,306
Banks 0.6%
d ,e
JPMorgan Chase & Co. , R , Junior Sub. Bond , FRN , 8.868% ,
( 3-month SOFR + 3.562% ), Perpetual .................... United States 15,000,000 15,011,703
Beverages 0.4%
c
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 11,500,000 10,586,161
Building Products 3.2%
c
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ........................................... United States 6,200,000 6,237,851

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
c
AmeriTex HoldCo Intermediate LLC , Senior Secured Note , 144A,
10.25% , 10/15/28 .................................... United States 10,500,000 $ 11,286,513
c
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 2,000,000 1,792,787
c
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 10,500,000 10,663,065
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 .......................... United States 25,400,000 25,675,412
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC , Senior
Secured Note , 144A, 6.75% , 4/01/32 ..................... United States 9,300,000 9,337,600
c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................... United States 20,900,000 22,356,855
87,350,083
Capital Markets 0.5%
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 6,100,000 5,649,052
c
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 . United States 8,600,000 8,732,793
14,381,845
Chemicals 3.4%
c ,f ,g
Anagram Holdings LLC / Anagram International, Inc. , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 1,891,272 37,776
c
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 4,100,000 3,185,333
Celanese US Holdings LLC , Senior Note , 6.33% , 7/15/29 .......
United States 14,000,000 14,524,502
c
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 12,700,000 10,672,695
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 4,200,000 3,857,655
c
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 19,500,000 18,313,741
c ,f
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 5,040,000 4,134,200
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 24,000,000 24,925,608
c
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 313,000 306,708
c
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 11,800,000 10,910,269
90,868,487
Commercial Services & Supplies 1.9%
c
Allied Universal Holdco LLC , Senior Secured Note , 144A, 7.875% ,
2/15/31 ........................................... United States 21,900,000 22,207,629
c
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,300,000 14,727,252
c
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 16,100,000 14,804,171
51,739,052
Communications Equipment 0.5%
c
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 1,635,000 1,424,004
c
CommScope, Inc. ,
Senior Note , 144A, 7.125% , 7/01/28 ..................... United States 11,700,000 4,638,672
Senior Secured Note , 144A, 6% , 3/01/26 .................. United States 2,500,000 2,290,625
c
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 ................ United States 6,100,000 4,427,611
12,780,912
Construction & Engineering 0.5%
c
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 5,400,000 4,981,652
c
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 8,800,000 8,449,502
13,431,154

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance 2.5%
c
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ........................................... United States 3,400,000 $ 3,487,131
c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ........... United States 19,300,000 19,315,131
c
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 6.4% , 3/26/29 ....................... United Kingdom 2,150,000 2,185,615
Senior Note , 144A, 6.5% , 3/26/31 ....................... United Kingdom 2,900,000 2,953,898
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ......................... United States 7,600,000 7,151,770
Senior Note , 6.625% , 1/15/28 .......................... United States 10,400,000 10,441,153
Senior Note , 9% , 1/15/29 ............................. United States 7,300,000 7,751,447
c
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 15,000,000 14,033,400
67,319,545
Consumer Staples Distribution & Retail 0.8%
c
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
Albertsons LLC , Senior Note , 144A, 3.5% , 3/15/29 ........... United States 16,800,000 15,094,796
c
US Foods, Inc. , Senior Note , 144A, 7.25% , 1/15/32 ............ United States 7,200,000 7,502,253
22,597,049
Containers & Packaging 4.1%
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25% , 8/15/27 ...................... United States 8,100,000 5,111,707
Senior Secured Note , 144A, 5.25% , 4/30/25 ............... United States 11,400,000 11,025,795
c
LABL, Inc. , Senior Secured Note , 144A, 9.5% , 11/01/28 ........ United States 6,200,000 6,279,391
c
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/27 ..................... United States 30,000,000 29,794,950
Senior Secured Note , 144A, 7.875% , 8/15/26 .............. United States 10,500,000 10,704,760
c
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 9,800,000 9,031,986
c
Owens-Brockway Glass Container, Inc. ,
Senior Note , 144A, 6.625% , 5/13/27 ..................... United States 3,961,000 3,966,506
Senior Note , 144A, 7.25% , 5/15/31 ...................... United States 3,500,000 3,569,132
c
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 2,800,000 2,615,022
c
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 22,800,000 21,295,109
c
Trivium Packaging Finance BV ,
Senior Note , 144A, 8.5% , 8/15/27 ....................... Netherlands 2,100,000 2,076,304
Senior Secured Note , 144A, 5.5% , 8/15/26 ................ Netherlands 5,600,000 5,526,430
110,997,092
Distributors 0.5%
c
Ritchie Bros Holdings, Inc. ,
Senior Note , 144A, 7.75% , 3/15/31 ...................... Canada 6,500,000 6,808,704
Senior Secured Note , 144A, 6.75% , 3/15/28 ............... Canada 6,300,000 6,434,165
13,242,869
Diversified Consumer Services 1.0%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ......
United States 14,300,000 12,968,241
c
Wand NewCo 3, Inc. , Senior Secured Note , 144A, 7.625% , 1/30/32 United States 13,200,000 13,662,884
26,631,125
Diversified REITs 1.5%
c
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 15,900,000 13,618,382
c
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 14,500,000 12,423,819

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
c
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note , 144A, 3.75% , 2/15/27 ...................... United States 8,000,000 $ 7,587,168
Senior Note , 144A, 3.875% , 2/15/29 ..................... United States 7,000,000 6,448,459
40,077,828
Diversified Telecommunication Services 2.5%
c
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 7,500,000 5,333,761
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5% , 2/01/28 ........................ United States 3,000,000 2,794,680
Senior Bond , 144A, 5.375% , 6/01/29 ..................... United States 10,900,000 9,986,120
Senior Bond , 144A, 4.5% , 8/15/30 ....................... United States 10,500,000 8,806,058
Senior Bond , 144A, 4.25% , 2/01/31 ...................... United States 3,400,000 2,778,734
Senior Note , 144A, 6.375% , 9/01/29 ..................... United States 8,000,000 7,595,142
c
Iliad Holding SASU ,
Senior Secured Note , 144A, 6.5% , 10/15/26 ............... France 5,200,000 5,155,142
Senior Secured Note , 144A, 7% , 10/15/28 ................. France 10,400,000 10,303,721
c
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 15,900,000 13,723,908
66,477,266
Electric Utilities 1.0%
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 5.625% , 2/15/27 ..................... United States 18,300,000 18,033,642
Senior Note , 144A, 7.75% , 10/15/31 ..................... United States 8,700,000 9,117,687
27,151,329
Electrical Equipment 1.6%
c
Regal Rexnord Corp. ,
Senior Bond , 144A, 6.4% , 4/15/33 ....................... United States 7,900,000 8,201,203
Senior Note , 144A, 6.3% , 2/15/30 ....................... United States 9,700,000 9,937,828
c
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 11,000,000 10,055,344
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 16,400,000 15,277,777
43,472,152
Electronic Equipment, Instruments & Components 0.3%
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 9,300,000 8,443,749
Energy Equipment & Services 4.1%
c
CSI Compressco LP / CSI Compressco Finance, Inc. ,
f
Secured Note , 144A, PIK, 10% , 4/01/26 .................. United States 17,833,800 18,725,490
Senior Secured Note , 144A, 7.5% , 4/01/25 ................ United States 7,501,000 7,501,000
c
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ........ Canada 15,100,000 15,525,944
c
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .... United States 12,300,000 12,536,812
c
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 9,900,000 9,845,342
c
Nabors Industries, Inc. ,
Senior Note , 144A, 7.375% , 5/15/27 ..................... United States 6,200,000 6,193,606
Senior Note , 144A, 9.125% , 1/31/30 ..................... United States 4,600,000 4,786,286
Oceaneering International, Inc. , Senior Note , 6% , 2/01/28 .......
United States 6,000,000 5,916,027
c
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ..................................... United States 1,800,000 1,880,219
c
Transocean, Inc. , Senior Secured Note , 144A, 8.75% , 2/15/30 .... United States 14,220,000 14,836,238
c
Weatherford International Ltd. , Senior Note , 144A, 8.625% , 4/30/30 United States 11,000,000 11,492,734
109,239,698

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.6%
c
Banijay Entertainment SASU , Senior Secured Note , 144A, 8.125% ,
5/01/29 ........................................... France 15,300,000 $ 15,792,507
Financial Services 3.4%
c
Freedom Mortgage Holdings LLC , Senior Note , 144A, 9.25% ,
2/01/29 ........................................... United States 4,400,000 4,507,127
c
GGAM Finance Ltd. ,
Senior Note , 144A, 8% , 2/15/27 ........................ Ireland 11,100,000 11,467,909
Senior Note , 144A, 8% , 6/15/28 ........................ Ireland 15,400,000 16,092,908
c
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 6% , 8/15/26 ........................ United States 17,600,000 17,285,525
Senior Note , 144A, 9.5% , 2/15/29 ....................... United States 3,500,000 3,586,667
c
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75% ,
11/15/31 .......................................... United States 19,600,000 18,096,800
c
PRA Group, Inc. ,
Senior Note , 144A, 8.375% , 2/01/28 ..................... United States 9,300,000 9,261,186
Senior Note , 144A, 5% , 10/01/29 ....................... United States 5,000,000 4,218,215
c
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 7,100,000 7,042,456
91,558,793
Food Products 1.3%
B&G Foods, Inc. ,
Senior Note , 5.25% , 4/01/25 ........................... United States 3,190,000 3,175,017
Senior Note , 5.25% , 9/15/27 ........................... United States 4,800,000 4,489,681
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ..................................... United States 3,300,000 3,349,501
Pilgrim's Pride Corp. , Senior Bond , 6.875% , 5/15/34 ...........
United States 17,900,000 19,098,423
c
Post Holdings, Inc. , Senior Secured Note , 144A, 6.25% , 2/15/32 .. United States 5,500,000 5,546,959
35,659,581
Ground Transportation 1.1%
c
Ashtead Capital, Inc. , Senior Bond , 144A, 5.8% , 4/15/34 ........ United Kingdom 4,100,000 4,097,717
c
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 14,700,000 13,042,859
c
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............... United States 12,100,000 12,464,779
29,605,355
Health Care Equipment & Supplies 1.1%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 10,000,000 10,359,100
c
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 ...... United States 10,300,000 9,743,115
c
Neogen Food Safety Corp. , Senior Note , 144A, 8.625% , 7/20/30 .. United States 9,000,000 9,704,232
29,806,447
Health Care Providers & Services 5.1%
Centene Corp. ,
Senior Bond , 2.5% , 3/01/31 ............................ United States 12,000,000 9,880,591
Senior Note , 4.625% , 12/15/29 ......................... United States 4,300,000 4,085,405
Senior Note , 2.625% , 8/01/31 .......................... United States 1,400,000 1,150,277
c
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.125% , 4/01/30 .................... United States 6,800,000 4,909,489
Senior Secured Note , 144A, 8% , 3/15/26 .................. United States 2,469,000 2,465,916
Senior Secured Note , 144A, 5.625% , 3/15/27 .............. United States 5,900,000 5,436,615
Senior Secured Note , 144A, 8% , 12/15/27 ................. United States 1,200,000 1,178,466
Senior Secured Note , 144A, 6% , 1/15/29 .................. United States 6,000,000 5,248,759
Senior Secured Note , 144A, 5.25% , 5/15/30 ............... United States 6,500,000 5,305,834

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
c
CHS/Community Health Systems, Inc., (continued)
Senior Secured Note , 144A, 10.875% , 1/15/32 ............. United States 5,200,000 $ 5,362,609
c
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 16,700,000 14,962,263
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ........ Italy 18,700,000 17,062,310
c
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 8,500,000 6,171,162
c
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 22,200,000 17,530,608
Tenet Healthcare Corp. ,
Secured Note , 6.25% , 2/01/27 .......................... United States 14,500,000 14,505,558
Senior Secured Note , 4.25% , 6/01/29 .................... United States 8,500,000 7,908,822
Senior Secured Note , 6.125% , 6/15/30 ................... United States 14,600,000 14,584,757
137,749,441
Health Care REITs 0.8%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond , 5.25% , 8/01/26 ........................... United States 11,400,000 10,447,421
Senior Bond , 3.5% , 3/15/31 ............................ United States 16,200,000 11,137,742
21,585,163
Hotel & Resort REITs 0.9%
c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 ...................... United States 6,000,000 6,186,714
Senior Note , 144A, 4.5% , 2/15/29 ....................... United States 6,500,000 6,075,134
Senior Note , 144A, 6.5% , 4/01/32 ....................... United States 12,300,000 12,349,200
24,611,048
Hotels, Restaurants & Leisure 6.7%
c
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 8,500,000 7,579,635
b ,c ,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 23,000,000 —
c
Allwyn Entertainment Financing UK plc , Senior Secured Note , 144A,
7.875% , 4/30/29 ..................................... Czech Republic 15,500,000 15,963,373
c
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 5,600,000 5,194,600
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................... United States 6,900,000 6,297,429
Senior Secured Note , 144A, 7% , 2/15/30 .................. United States 6,800,000 6,984,348
Senior Secured Note , 144A, 6.5% , 2/15/32 ................ United States 12,700,000 12,819,774
c
Carnival Corp. ,
Senior Note , 144A, 7.625% , 3/01/26 ..................... United States 4,200,000 4,252,244
Senior Note , 144A, 5.75% , 3/01/27 ...................... United States 24,000,000 23,768,652
c
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 10,000,000 10,914,840
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 13,200,000 11,863,265
Las Vegas Sands Corp. , Senior Note , 3.2% , 8/08/24 ...........
United States 5,300,000 5,245,099
c
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 5,200,000 5,136,616
c
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 5.5% , 8/31/26 ....................... United States 4,000,000 3,967,320
Senior Note , 144A, 5.375% , 7/15/27 ..................... United States 4,900,000 4,834,060
Senior Note , 144A, 6.25% , 3/15/32 ...................... United States 7,000,000 7,060,165
c
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 9,800,000 9,238,705
c
Viking Cruises Ltd. ,
Senior Note , 144A, 5.875% , 9/15/27 ..................... United States 4,900,000 4,810,894
Senior Note , 144A, 7% , 2/15/29 ........................ United States 9,900,000 9,950,904

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ........................... United States 25,000,000 $ 25,888,025
181,769,948
Household Durables 2.4%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note , 144A, 4.625% , 8/01/29 ..................... United States 13,000,000 12,005,153
Senior Note , 144A, 4.625% , 4/01/30 ..................... United States 8,000,000 7,317,309
c
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 .. United States 9,000,000 9,403,560
KB Home , Senior Note , 7.25% , 7/15/30 .....................
United States 9,000,000 9,324,891
c
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 .......... United States 14,200,000 14,991,764
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 12,600,000 11,340,752
64,383,429
Independent Power and Renewable Electricity Producers 1.5%
c
Calpine Corp. ,
Senior Note , 144A, 5.125% , 3/15/28 ..................... United States 12,900,000 12,391,592
Senior Secured Note , 144A, 4.5% , 2/15/28 ................ United States 12,200,000 11,580,886
c
Clearway Energy Operating LLC ,
Senior Bond , 144A, 3.75% , 1/15/32 ...................... United States 8,800,000 7,405,666
Senior Note , 144A, 4.75% , 3/15/28 ...................... United States 3,500,000 3,329,491
Senior Note , 144A, 3.75% , 2/15/31 ...................... United States 7,000,000 6,014,995
40,722,630
Insurance 1.7%
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 6.75% , 10/15/27 ..................... United States 5,400,000 5,324,636
Senior Secured Note , 144A, 6.75% , 4/15/28 ............... United States 2,500,000 2,520,207
Senior Secured Note , 144A, 7% , 1/15/31 .................. United States 13,400,000 13,544,372
c
HUB International Ltd. , Senior Secured Note , 144A, 7.25% , 6/15/30 United States 9,700,000 9,975,548
c
Jones Deslauriers Insurance Management, Inc. , Senior Note , 144A,
10.5% , 12/15/30 ..................................... Canada 14,000,000 14,807,590
46,172,353
IT Services 1.7%
c
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 8,500,000 7,640,540
c
Cogent Communications Group, Inc. , Senior Note , 144A, 7% ,
6/15/27 ........................................... United States 4,000,000 3,985,815
c
Gartner, Inc. ,
Senior Bond , 144A, 3.75% , 10/01/30 ..................... United States 6,000,000 5,377,074
Senior Note , 144A, 4.5% , 7/01/28 ....................... United States 9,300,000 8,870,079
Senior Note , 144A, 3.625% , 6/15/29 ..................... United States 4,400,000 3,987,992
c
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 4,500,000 4,635,135
c
Presidio Holdings, Inc. ,
Senior Note , 144A, 8.25% , 2/01/28 ...................... United States 3,700,000 3,692,803
Senior Secured Note , 144A, 4.875% , 2/01/27 .............. United States 7,500,000 7,310,183
45,499,621
Machinery 1.5%
c
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ........................................... France 15,300,000 16,479,018
c ,h
Esab Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............... United States 11,200,000 11,266,450
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 ................
United States 10,200,000 10,300,256

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Machinery (continued)
c
Titan Acquisition Ltd. / Titan Co-Borrower LLC , Senior Note , 144A,
7.75% , 4/15/26 ..................................... Canada 3,500,000 $ 3,498,792
41,544,516
Media 3.6%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 ...................... United States 5,700,000 4,996,677
Senior Note , 144A, 7.5% , 6/01/29 ....................... United States 10,700,000 8,858,704
Senior Secured Note , 144A, 9% , 9/15/28 .................. United States 3,500,000 3,648,802
Senior Secured Note , 144A, 7.875% , 4/01/30 .............. United States 6,000,000 5,968,685
c
CSC Holdings LLC ,
Senior Note , 144A, 11.25% , 5/15/28 ..................... United States 16,700,000 16,563,110
Senior Note , 144A, 11.75% , 1/31/29 ..................... United States 9,200,000 9,220,099
c ,g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note , 144A, 6.625% , 8/15/27 ..................... United States 11,300,000 317,813
Senior Secured Note , 144A, 5.375% , 8/15/26 .............. United States 13,300,000 374,062
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 10,400,000 9,845,276
c
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 3,990,000 3,748,559
c
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 4,400,000 4,027,264
c
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625% , 3/15/30 ..................... United States 3,200,000 2,872,096
Senior Note , 144A, 4.25% , 1/15/29 ...................... United States 8,000,000 7,254,866
Senior Secured Note , 144A, 7.375% , 2/15/31 .............. United States 4,100,000 4,297,801
c
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 12,600,000 11,535,755
c
Univision Communications, Inc. , Senior Secured Note , 144A, 4.5% ,
5/01/29 ........................................... United States 4,000,000 3,578,137
97,107,706
Metals & Mining 1.7%
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ......................
United States 11,900,000 12,313,501
c
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 16,000,000 14,412,523
c
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 9,500,000 8,497,046
c
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 ...................... United States 7,700,000 7,110,624
Senior Bond , 144A, 3.875% , 8/15/31 ..................... United States 2,200,000 1,892,090
Senior Note , 144A, 3.25% , 11/15/26 ..................... United States 1,600,000 1,492,504
45,718,288
Mortgage Real Estate Investment Trusts (REITs) 1.0%
c
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 24,900,000 20,940,379
c
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 5,700,000 5,186,595
26,126,974
Oil, Gas & Consumable Fuels 12.6%
c
Antero Resources Corp. ,
Senior Note , 144A, 7.625% , 2/01/29 ..................... United States 4,422,000 4,545,276
Senior Note , 144A, 5.375% , 3/01/30 ..................... United States 4,300,000 4,133,419
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ..................... United States 7,400,000 7,221,736
Senior Secured Note , 144A, 9.25% , 7/15/29 ............... United States 14,700,000 15,146,194

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP ,
Senior Note , 4.5% , 10/01/29 ........................... United States 2,600,000 $ 2,477,090
Senior Note , 4% , 3/01/31 ............................. United States 14,300,000 13,009,985
c
Chesapeake Energy Corp. ,
Senior Note , 144A, 5.875% , 2/01/29 ..................... United States 5,000,000 4,963,317
Senior Note , 144A, 6.75% , 4/15/29 ...................... United States 10,300,000 10,418,697
c
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ........................................... United States 9,900,000 10,409,959
c
Civitas Resources, Inc. ,
Senior Note , 144A, 8.375% , 7/01/28 ..................... United States 12,800,000 13,490,714
Senior Note , 144A, 8.75% , 7/01/31 ...................... United States 12,800,000 13,712,768
c
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 5,100,000 5,042,298
c
DT Midstream, Inc. ,
Senior Bond , 144A, 4.375% , 6/15/31 ..................... United States 3,900,000 3,534,819
Senior Note , 144A, 4.125% , 6/15/29 ..................... United States 5,600,000 5,153,355
c
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 27,800,000 28,042,722
c
Energy Transfer LP , Senior Note , 144A, 8% , 4/01/29 ........... United States 2,300,000 2,391,098
EnLink Midstream LLC ,
Senior Bond , 5.375% , 6/01/29 .......................... United States 2,100,000 2,063,194
c
Senior Note , 144A, 6.5% , 9/01/30 ....................... United States 10,300,000 10,606,023
c
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 1,900,000 1,949,714
c
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 14,800,000 14,459,741
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6% , 2/01/31 ........................ United States 5,000,000 4,880,362
Senior Bond , 144A, 6.25% , 4/15/32 ...................... United States 4,300,000 4,244,146
Senior Note , 144A, 5.75% , 2/01/29 ...................... United States 2,400,000 2,339,813
Senior Note , 144A, 6% , 4/15/30 ........................ United States 4,000,000 3,920,152
Senior Note , 144A, 8.375% , 11/01/33 .................... United States 5,100,000 5,533,526
c
Kinetik Holdings LP ,
Senior Note , 144A, 6.625% , 12/15/28 .................... United States 4,800,000 4,888,291
Senior Note , 144A, 5.875% , 6/15/30 ..................... United States 9,200,000 9,007,317
c
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ..................... United States 30,800,000 32,746,806
c ,h
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 ...... United States 6,900,000 6,916,993
b ,f ,g ,i
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 18,564,500 —
c
PBF Holding Co. LLC / PBF Finance Corp. , Senior Note , 144A,
7.875% , 9/15/30 ..................................... United States 2,800,000 2,906,884
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 6% , 4/15/27 ............................. United States 4,800,000 4,784,402
Senior Note , 4.5% , 5/15/29 ............................ United States 4,600,000 4,279,970
Senior Note , 4.5% , 4/30/30 ............................ United States 5,000,000 4,583,055
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 .............. United States 4,900,000 4,360,778
Senior Secured Note , 144A, 3.875% , 8/15/29 .............. United States 5,900,000 5,316,237
Senior Secured Note , 144A, 6.25% , 1/15/30 ............... United States 4,100,000 4,127,933
c
Venture Global LNG, Inc. ,
Senior Secured Note , 144A, 8.125% , 6/01/28 .............. United States 12,900,000 13,168,462
Senior Secured Note , 144A, 9.5% , 2/01/29 ................ United States 3,100,000 3,343,313
Senior Secured Note , 144A, 8.375% , 6/01/31 .............. United States 9,800,000 10,112,561
c
Viper Energy, Inc. , Senior Note , 144A, 7.375% , 11/01/31 ........ United States 12,100,000 12,589,824
Vital Energy, Inc. ,
Senior Note , 10.125% , 1/15/28 ......................... United States 9,000,000 9,450,261
Senior Note , 9.75% , 10/15/30 .......................... United States 9,000,000 9,849,717

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc., (continued)
c
Senior Note , 144A, 7.875% , 4/15/32 ..................... United States 3,600,000 $ 3,659,950
339,782,872
Paper & Forest Products 0.3%
c
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 8,200,000 6,995,149
Passenger Airlines 1.2%
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 ................ United States 12,750,000 12,671,139
Senior Secured Note , 144A, 5.75% , 4/20/29 ............... United States 2,000,000 1,967,500
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 10,200,000 9,979,571
c
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375% , 4/15/26 .............. United States 2,700,000 2,612,016
Senior Secured Note , 144A, 4.625% , 4/15/29 .............. United States 5,500,000 5,121,133
32,351,359
Personal Care Products 0.5%
c
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International
US LLC , Senior Secured Note , 144A, 6.625% , 7/15/30 ........ United States 12,200,000 12,398,750
Pharmaceuticals 1.9%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 6,021,000 5,907,129
c
Bausch Health Cos., Inc. ,
Secured Note , 144A, 14% , 10/15/30 ..................... United States 2,114,000 1,226,733
Senior Secured Note , 144A, 6.125% , 2/01/27 .............. United States 3,100,000 1,934,540
Senior Secured Note , 144A, 4.875% , 6/01/28 .............. United States 9,800,000 5,357,452
Senior Secured Note , 144A, 11% , 9/30/28 ................. United States 7,692,000 5,153,640
g
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
9.5% , 7/31/27 ...................................... United States 7,104,000 470,640
6% , 6/30/28 ....................................... United States 4,473,000 315,906
c ,g
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 4,700,000 3,059,676
c ,g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 8.5% , 4/01/27 United States 4,273,000 2,824,920
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 4.75% , 5/09/27 ........................... Israel 10,600,000 10,274,845
Senior Note , 5.125% , 5/09/29 .......................... Israel 900,000 865,747
Senior Note , 7.875% , 9/15/29 .......................... Israel 6,400,000 6,877,818
Senior Note , 8.125% , 9/15/31 .......................... Israel 6,400,000 7,027,514
51,296,560
Real Estate Management & Development 1.2%
c
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 10.5% , 1/15/28 ................................. United States 11,670,252 12,025,214
c
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 11,000,000 10,514,360
c
Greystar Real Estate Partners LLC , Senior Secured Note , 144A,
7.75% , 9/01/30 ..................................... United States 8,800,000 9,116,419
31,655,993
Software 0.9%
c
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 10,300,000 9,935,550
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 9,400,000 8,630,530
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 6,700,000 5,746,648
24,312,728

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs 0.7%
c
Iron Mountain, Inc. ,
Senior Bond , 144A, 5.625% , 7/15/32 ..................... United States 6,400,000 $ 6,051,101
Senior Note , 144A, 7% , 2/15/29 ........................ United States 12,600,000 12,853,909
18,905,010
Specialty Retail 1.2%
c
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ..................................... United States 12,880,000 13,857,064
c
Michaels Cos., Inc. (The) ,
Senior Note , 144A, 7.875% , 5/01/29 ..................... United States 15,600,000 11,718,615
Senior Secured Note , 144A, 5.25% , 5/01/28 ............... United States 4,200,000 3,582,556
c
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 2,800,000 2,300,464
31,458,699
Textiles, Apparel & Luxury Goods 0.3%
c
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 8,600,000 8,842,907
Trading Companies & Distributors 1.7%
c
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .... United States 15,400,000 15,881,120
c
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 10,900,000 9,992,119
c
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ........................................... United States 15,400,000 15,438,392
c
WESCO Distribution, Inc. , Senior Note , 144A, 6.375% , 3/15/29 ... United States 4,600,000 4,653,043
45,964,674
Wireless Telecommunication Services 0.4%
c
Altice France Holding SA ,
Senior Note , 144A, 6% , 2/15/28 ........................ Luxembourg 8,100,000 2,313,852
Senior Secured Note , 144A, 10.5% , 5/15/27 ............... Luxembourg 22,400,000 8,402,043
Digicel Group Holdings Ltd. ,
Zero Cpn., 11/17/33 ................................. Bermuda 450,544 23,737
10,739,632
Total Corporate Bonds (Cost $ 2,684,844,081 ) ...................................
2,508,892,738
j
Senior Floating Rate Interests 2.5%
k
Chemicals 1.1%
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan , 9.976% , ( 3-month SOFR +
4.5% ), 3/15/29 ...................................... United States 8,547,750 8,428,723
Second Lien, Initial CME Term Loan , 12.868% , ( 1-month SOFR +
7.438% ), 3/15/30 .................................... United States 9,279,070 8,295,488
PMHC II, Inc. , Initial CME Term Loan, B , 9.723% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 12,903,500 12,791,820
29,516,031
a a a a a a
Health Care Technology 0.4%
k
athenahealth Group, Inc. , Initial CME Term Loan , 8.58% , ( 1-month
SOFR + 3.25% ), 2/15/29 .............................. United States 11,474,099 11,394,354
Hotels, Restaurants & Leisure 0.5%
k
Fertitta Entertainment LLC , Initial CME Term Loan, B , 9.077% ,
( 1-month SOFR + 3.75% ), 1/27/29 ....................... United States 12,838,000 12,883,511
Media 0.1%
Diamond Sports Group LLC ,
f
Debtor-In-Possession Term Loan , PIK, 10% , 12/02/24 ........ United States 1,364,882 2,277,078

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
j
Senior Floating Rate Interests
(continued)
Media (continued)
Diamond Sports Group LLC, (continued)
g,k
First Lien, CME Term Loan , 14.61% , ( 3-month SOFR + 8% ),
5/25/26 ........................................... United States 1,175,779 $ 1,131,687
3,408,765
a a a a a a
Software 0.4%
k
McAfee Corp. , CME Term Loan, B1 , 9.176% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 10,218,000 10,223,007
Total Senior Floating Rate Interests (Cost $ 67,252,894 ) ..........................
67,425,668
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
Alpha Natural Resources, Inc., Escrow Account ............... United States 25,000,000 —
a
Chesapeake Energy Corp., Escrow Account ................. United States 13,700,000 308,250
Total Escrows and Litigation Trusts (Cost $ 450,961 ) .............................
308,250
Total Long Term Investments (Cost $ 2,781,289,267 ) .............................
2,608,580,494
a
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.1%
l,m
Institutional Fiduciary Trust - Money Market Portfolio , 4.997% .... United States 55,695,205 55,695,205
Total Money Market Funds (Cost $ 55,695,205 ) ..................................
55,695,205
Total Short Term Investments (Cost $ 55,695,205 ) ................................
55,695,205
a
Total Investments (Cost $ 2,836,984,472 ) 99.0% ..................................
$2,664,275,699
Other Assets, less Liabilities 1.0% .............................................
28,783,596
Net Assets 100.0% ...........................................................
$2,693,059,295
a a a

Franklin High Income Trust
Schedule of Investments (unaudited)
Franklin High Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 39 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2024, the aggregate value of these securities was $2,195,765,855, representing 81.5% of net assets.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate at period end.
f
Income may be received in additional securities and/or cash.
g
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
See Note 7 regarding restricted securities.
j
See Note 1(e) regarding senior floating rate interests.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
See Note 3(f) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin High
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,781,289,267
Cost - Non-controlled affiliates (Note 3f) ........................................................ 55,695,205
Value - Unaffiliated issuers .................................................................. $2,608,580,494
Value - Non-controlled affiliates (Note 3f) ........................................................ 55,695,205
Cash .................................................................................... 717,886
Receivables:
Investment securities sold ................................................................... 6,314,694
Capital shares sold ........................................................................ 2,803,575
Dividends and interest ..................................................................... 47,366,156
Total assets .......................................................................... 2,721,478,010
Liabilities:
Payables:
Investment securities purchased .............................................................. 18,100,000
Capital shares redeemed ................................................................... 7,672,605
Management fees ......................................................................... 1,026,737
Distribution fees .......................................................................... 400,294
Transfer agent fees ........................................................................ 704,343
Trustees' fees and expenses ................................................................. 78
Accrued expenses and other liabilities ........................................................... 514,658
Total liabilities ......................................................................... 28,418,715
Net assets, at value ................................................................. $2,693,059,295
Net assets consist of:
Paid-in capital ............................................................................. $3,717,116,603
Total distributable earnings (losses) ............................................................. (1,024,057,308)
Net assets, at value ................................................................. $2,693,059,295

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Class A:
Net assets, at value ....................................................................... $801,135,240
Shares outstanding ........................................................................ 469,971,861
Net asset value per share
a,b
.................................................................. $1.70
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $1.77
Class A1:
Net assets, at value ....................................................................... $1,293,564,194
Shares outstanding ........................................................................ 750,086,864
Net asset value per share
a,b
.................................................................. $1.72
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $1.79
Class C:
Net assets, at value ....................................................................... $76,867,999
Shares outstanding ........................................................................ 43,810,930
Net asset value and maximum offering price per share
a,b
............................................ $1.75
Class R:
Net assets, at value ....................................................................... $58,925,534
Shares outstanding ........................................................................ 33,298,721
Net asset value and maximum offering price per share
b
............................................. $1.77
Class R6:
Net assets, at value ....................................................................... $149,065,935
Shares outstanding ........................................................................ 86,991,846
Net asset value and maximum offering price per share
b
............................................. $1.71
Advisor Class:
Net assets, at value ....................................................................... $313,500,393
Shares outstanding ........................................................................ 181,999,069
Net asset value and maximum offering price per share
b
............................................. $1.72
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin High Income Trust
Financial Statements
Statement of Operations
for the six months ended March 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin High
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $12,890
Non-controlled affiliates (Note 3f) ............................................................. 4,152,813
Interest:
Unaffiliated issuers ........................................................................ 89,697,797
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 15,146
Total investment income ................................................................... 93,878,646
Expenses:
Management fees (Note 3 a ) ................................................................... 6,030,624
Distribution fees: (Note 3c )
    Class A ................................................................................ 943,226
    Class A1 ............................................................................... 963,591
    Class C ................................................................................ 248,883
    Class R ................................................................................ 145,053
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 447,629
    Class A1 ............................................................................... 763,207
    Class C ................................................................................ 45,501
    Class R ................................................................................ 34,462
Class R6 ............................................................................... 29,627
    Advisor Class ............................................................................ 182,211
Custodian fees ............................................................................. 5,414
Reports to shareholders fees .................................................................. 161,750
Registration and filing fees .................................................................... 96,811
Professional fees ........................................................................... 40,419
Trustees' fees and expenses .................................................................. 15,951
Other .................................................................................... 48,213
Total expenses ......................................................................... 10,202,572
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (139,949)
Net expenses ......................................................................... 10,062,623
Net investment income ................................................................ 83,816,023
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (15,605,891)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 154,933,145
Net realized and unrealized gain (loss) ............................................................ 139,327,254
Net increase (decrease) in net assets resulting from operations .......................................... $223,143,277

Franklin High Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin High Income Fund
Six Months Ended
March 31, 2024
(unaudited)
Year Ended
September 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $83,816,023 $156,754,781
Net realized gain (loss) ................................................. (15,605,891) (88,757,297)
Net change in unrealized appreciation (depreciation) ........................... 154,933,145 218,607,102
Net increase (decrease) in net assets resulting from operations ................ 223,143,277 286,604,586
Distributions to shareholders:
Class A ............................................................. (24,139,103) (43,793,651)
Class A1 ............................................................ (41,188,887) (83,818,560)
Class C ............................................................. (2,209,111) (4,908,488)
Class R ............................................................. (1,709,695) (3,415,674)
Class R6 ............................................................ (4,687,879) (7,037,744)
Advisor Class ........................................................ (10,054,311) (18,731,050)
Total distributions to shareholders .......................................... (83,988,986) (161,705,167)
Capital share transactions: (Note 2 )
Class A ............................................................. 48,139,775 38,806,961
Class A1 ............................................................ (51,355,159) (102,183,735)
Class C ............................................................. (5,158,060) (25,867,345)
Class R ............................................................. (1,269,249) (3,916,072)
Class R6 ............................................................ 26,510,182 20,255,453
Advisor Class ........................................................ 1,594,158 24,401,685
Total capital share transactions ............................................ 18,461,647 (48,503,053)
Net increase (decrease) in net assets ................................... 157,615,938 76,396,366
Net assets:
Beginning of period ..................................................... 2,535,443,357 2,459,046,991
End of period .......................................................... $2,693,059,295 $2,535,443,357

Franklin High Income Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin High Income Fund
1. Organization and Significant Accounting Policies
Franklin High Income Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of one fund,
Franklin High Income Fund (Fund). The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
Fund offers six classes of shares: Class A, Class A1, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment of
cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any
cash collateral investment, securities loaned, and the risk
that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At March 31, 2024, the
Fund had no securities on loan.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2024, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income in the Statement of Operations.
Paydown gains and losses are recorded as an adjustment
to interest income. The Fund may receive other income from
investments in senior secured corporate loans or unfunded
commitments, including amendment fees, consent fees
or commitment fees. These fees are recorded as income
when received by the Fund. Facility fees are recognized as
income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Fund. Distributions
to shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
March 31, 2024
Year Ended
September 30, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 93,598,494 $156,331,323 164,259,008 $266,498,198
Shares issued in reinvestment of distributions .......... 13,632,570 22,648,132 25,369,529 40,986,737
Shares redeemed ............................... (78,407,269) (130,839,680) (165,727,347) (268,677,974)
Net increase (decrease) .......................... 28,823,795 $48,139,775 23,901,190 $38,806,961
Class A1 Shares:
Shares sold ................................... 11,226,933 $18,928,815 31,275,796 $51,183,105
Shares issued in reinvestment of distributions .......... 21,546,053 36,197,115 45,166,418 73,731,606
Shares redeemed ............................... (63,358,575) (106,481,089) (138,736,468) (227,098,446)
Net increase (decrease) .......................... (30,585,589) $(51,355,159) (62,294,254) $(102,183,735)
Class C Shares:
Shares sold ................................... 4,518,052 $7,724,709 8,237,311 $13,715,527
Shares issued in reinvestment of distributions .......... 1,207,856 2,062,504 2,765,299 4,586,429
Shares redeemed
a
.............................. (8,773,136) (14,945,273) (26,737,253) (44,169,301)
Net increase (decrease) .......................... (3,047,228) $(5,158,060) (15,734,643) $(25,867,345)
Class R Shares:
Shares sold ................................... 4,207,703 $7,293,199 5,971,275 $10,046,457
Shares issued in reinvestment of distributions .......... 986,838 1,698,861 2,034,038 3,401,699
Shares redeemed ............................... (5,919,929) (10,261,309) (10,333,832) (17,364,228)
Net increase (decrease) .......................... (725,388) $(1,269,249) (2,328,519) $(3,916,072)
Class R6 Shares:
Shares sold ................................... 36,884,342 $61,463,389 54,327,226 $88,684,219
Shares issued in reinvestment of distributions .......... 2,512,055 4,201,337 4,118,456 6,697,631
Shares redeemed ............................... (23,209,035) (39,154,544) (45,938,906) (75,126,397)
Net increase (decrease) .......................... 16,187,362 $26,510,182 12,506,776 $20,255,453
Advisor Class Shares:
Shares sold ................................... 72,094,062 $120,456,605 117,682,569 $192,591,222
Shares issued in reinvestment of distributions .......... 5,619,613 9,433,128 10,742,738 17,526,512
Shares redeemed ............................... (76,306,583) (128,295,575) (113,307,304) (185,716,049)
Net increase (decrease) .......................... 1,407,092 $1,594,158 15,118,003 $24,401,685
1. Organization and Significant Accounting Policies
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin High Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended March 31, 2024, the annualized gross effective investment management fee rate was 0.460% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and
R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
2. Shares of Beneficial Interest
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin High Income Fund
(continued)
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended March 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$577,974 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended March 31, 2024, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $48,723
CDSC retained .............................................................................. $13,313
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until January 31, 2025.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2023, the capital loss carryforwards were as follows:
At March 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts and premiums.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2024, aggregated
$480,231,858 and $460,546,626, respectively.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.997% $49,084,957 $372,026,424 $(365,416,176) $— $— $55,695,205 55,695,205 $1,908,980
Total Affiliated Securities ... $49,084,957 $372,026,424 $(365,416,176) $— $— $55,695,205 $1,908,980
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $825,279,484
Cost of investments .......................................................................... $2,849,507,526
Unrealized appreciation ........................................................................ $72,106,437
Unrealized depreciation ........................................................................ (257,338,264)
Net unrealized appreciation (depreciation) .......................................................... $(185,231,827)
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
6. Credit Risk and Defaulted Securities
At March 31, 2024, the Fund had 87.7% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At March
31, 2024, the aggregate value of these securities was $8,532,480, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At March 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended March 31, 2024, investments in “affiliated companies” were as follows:
Principal
Amount * Issuer
Acquisition
Date Cost Value
Franklin High Income Fund
18,564,500
Murray Energy Corp., Secured Note, 144A, PIK, 12%,
4/15/24 .................................. 4/09/15 - 4/15/19 $ 20,764,441 $ —
Total Restricted Securities (Value is — % of Net Assets) .............. $20,764,441 $—
*
In U.S. dollars unless otherwise indicated.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Birch Permian Holdings,
Inc ............. $ 8,716,426 $ — $ — $ — $ —
a
$ —
a
—
a
$ 2,243,833
Total Affiliated Securities
(Value is — % of Net
Assets) .......... $8,716,426 $— $— $— $— $— $2,243,833

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2024, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
a
As of March 31, 2024, no longer an affiliate.
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Independent Power and Renewable Electricity
Producers .......................... $ 16,015,346 $ 8,199,581 $ — $ 24,214,927
Metals & Mining ....................... 1,439,265 — — 1,439,265
Oil, Gas & Consumable Fuels ............. 136,791 6,098,737 — 6,235,528
Specialty Retail ........................ — — —
a
—
Warrants :
Oil, Gas & Consumable Fuels ............. 64,118 — —
a
64,118
Corporate Bonds :
Aerospace & Defense ................... — 7,586,558 — 7,586,558
Automobile Components ................. — 58,002,642 — 58,002,642
Automobiles .......................... — 21,386,306 — 21,386,306
Banks ............................... — 15,011,703 — 15,011,703
Beverages ........................... — 10,586,161 — 10,586,161
Building Products ...................... — 87,350,083 — 87,350,083
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
a
Includes financial instruments determined to have no value .
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Capital Markets ........................ $ — $ 14,381,845 $ — $ 14,381,845
Chemicals ........................... — 90,868,487 — 90,868,487
Commercial Services & Supplies ........... — 51,739,052 — 51,739,052
Communications Equipment .............. — 12,780,912 — 12,780,912
Construction & Engineering ............... — 13,431,154 — 13,431,154
Consumer Finance ..................... — 67,319,545 — 67,319,545
Consumer Staples Distribution & Retail ...... — 22,597,049 — 22,597,049
Containers & Packaging ................. — 110,997,092 — 110,997,092
Distributors ........................... — 13,242,869 — 13,242,869
Diversified Consumer Services ............ — 26,631,125 — 26,631,125
Diversified REITs ...................... — 40,077,828 — 40,077,828
Diversified Telecommunication Services ..... — 66,477,266 — 66,477,266
Electric Utilities ........................ — 27,151,329 — 27,151,329
Electrical Equipment .................... — 43,472,152 — 43,472,152
Electronic Equipment, Instruments &
Components ........................ — 8,443,749 — 8,443,749
Energy Equipment & Services ............. — 109,239,698 — 109,239,698
Entertainment ......................... — 15,792,507 — 15,792,507
Financial Services ...................... — 91,558,793 — 91,558,793
Food Products ........................ — 35,659,581 — 35,659,581
Ground Transportation .................. — 29,605,355 — 29,605,355
Health Care Equipment & Supplies ......... — 29,806,447 — 29,806,447
Health Care Providers & Services .......... — 137,749,441 — 137,749,441
Health Care REITs ..................... — 21,585,163 — 21,585,163
Hotel & Resort REITs ................... — 24,611,048 — 24,611,048
Hotels, Restaurants & Leisure ............. — 181,769,948 —
a
181,769,948
Household Durables .................... — 64,383,429 — 64,383,429
Independent Power and Renewable Electricity
Producers .......................... — 40,722,630 — 40,722,630
Insurance ............................ — 46,172,353 — 46,172,353
IT Services ........................... — 45,499,621 — 45,499,621
Machinery ............................ — 41,544,516 — 41,544,516
Media ............................... — 97,107,706 — 97,107,706
Metals & Mining ....................... — 45,718,288 — 45,718,288
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 26,126,974 — 26,126,974
Oil, Gas & Consumable Fuels ............. — 339,782,872 —
a
339,782,872
Paper & Forest Products ................. — 6,995,149 — 6,995,149
Passenger Airlines ..................... — 32,351,359 — 32,351,359
Personal Care Products ................. — 12,398,750 — 12,398,750
Pharmaceuticals ....................... — 51,296,560 — 51,296,560
Real Estate Management & Development .... — 31,655,993 — 31,655,993
Software ............................. — 24,312,728 — 24,312,728
Specialized REITs ...................... — 18,905,010 — 18,905,010
Specialty Retail ........................ — 31,458,699 — 31,458,699
Textiles, Apparel & Luxury Goods .......... — 8,842,907 — 8,842,907
Trading Companies & Distributors .......... — 45,964,674 — 45,964,674
Wireless Telecommunication Services ....... — 10,739,632 — 10,739,632
Senior Floating Rate Interests ............... — 67,425,668 — 67,425,668
Escrows and Litigation Trusts ............... — 308,250 —
a
308,250
Short Term Investments ................... 55,695,205 — — 55,695,205
Total Investments in Securities ........... $73,350,725 $2,590,924,974 $— $2,664,275,699
10. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin High Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the  period .
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
10. Fair Value Measurements
(continued)

Franklin High Income Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1105 S 05/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin High Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.      N/A

Item 5. Audit Committee
of Listed Registrants.

N/A

Item 6.  Schedule of Investments.
N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                             N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                          N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  May 28, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  May 28, 2024